UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Revenues:
Gathering services and related fees	$ 118,013	$ 78,100
Natural gas, NGLs and condensate sales	11,120	7,588
Other revenues	6,672	4,883
Total revenues	135,805	90,571
Costs and expenses:
Cost of natural gas and NGLs	9,052	6,290
Operation and maintenance	23,692	25,842
General and administrative	14,132	12,879
Depreciation and amortization	28,569	27,728
Transaction costs	0	1,174
Loss (gain) on asset sales, net	3	(63)
Long-lived asset impairment	284	0
Total costs and expenses	75,732	73,850
Other income	71	22
Interest expense	(16,716)	(15,882)
Early extinguishment of debt	(22,020)	0
Deferred Purchase Price Obligation expense	(20,883)	(7,463)
Income (loss) before income taxes and (loss) income from equity method investees	525	(6,602)
Income tax (expense) benefit	(452)	77
(Loss) income from equity method investees	(656)	2,860
Net loss	(583)	(3,665)
Net income attributable to Summit Investments		2,745
Net income attributable to noncontrolling interest	102	44
Net loss attributable to SMLP	(685)	(6,454)
Less net loss and IDRs attributable to General Partner	2,092	1,810
Net loss attributable to limited partners	$ (2,777)	$ (8,264)
Common units
Loss per limited partner unit:
Basic (in dollars per share)	$ (0.04)	$ (0.12)
Diluted (in dollars per share)	$ (0.04)	$ (0.12)
Weighted-average limited partner units outstanding:
Basic (shares)	72,149	66,493
Diluted (shares)	72,149	66,493